Submission	Nov. 04, 2026
Submission [Line Items]
Central Index Key	0002141583
Registrant Name	Rezera Inc.
Registration File Number	333-299571
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES